RELATED PARTY TRANSACTIONS, Administrative Support Agreement and Related Party Loans (Details) - USD ($)		5 Months Ended	12 Months Ended
	Nov. 23, 2020	Dec. 31, 2020	Dec. 31, 2021
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Abstract]
Related party transaction	$ 10,000
Fees incurred		$ 10,000	$ 120,000
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transactions [Abstract]
Related party transaction			$ 2,000,000
Share price (in dollars per share)			$ 1.00
Related parties, outstanding amount		$ 0	$ 0